Document And Entity Information	Jul. 29, 2025
Document Information [Line Items]
Entity, Registrant Name	Home Federal Bancorp, Inc. of Louisiana
Document, Type	8-K
Document, Period End Date	Jul. 29, 2025
Entity, Incorporation, State or Country Code	LA
Entity, File Number	001-35019
Entity, Tax Identification Number	02-0815311
Entity, Address, Postal Zip Code	71101
City Area Code	318
Local Phone Number	222-1145
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	HFBL
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001500375